Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 6,988,536	$ 5,529,101
Costs of sales	694,180	874,614
Gross profit	6,294,356	4,654,487
Operating expenses:
General and administrative (includes stock based compensation of $0, and $13,383,270)	1,304,002	15,151,551
Selling and marketing	1,790,841	1,296,733
Total operating expenses	3,094,843	16,448,284
Operating income (loss)	3,199,513	(11,793,797)
Other expense:
Interest expense	2,390,931	5,580,322
Other gain or loss, net	38,359	561,135
Income (loss) from operations before income tax	770,223	(17,935,254)
Provision (benefit) for income taxes	540,162	(1,611,112)
Net income (loss)	$ 230,061	$ (16,324,142)